JPMORGAN INSURANCE TRUST

JPMorgan Core Bond Portfolio

(All Share Classes)

Supplement dated September 15, 2015

to the Statement of Additional Information

dated May 1, 2015, as supplemented

Portfolio Manager Changes. Effective October 1, 2015 (“Effective Date”), Douglas Swanson will be taking a leave of absence and will not be involved in the day-to-day management of the JPMorgan Insurance Trust Core Bond Portfolio (“Portfolio”). Effective immediately, Barbara Miller will assume the role as lead portfolio manager for the Portfolio and Henry Song will be added to the portfolio management team. Mark Jackson will continue in his role as a portfolio manager of the Portfolio. Mr. Swanson will continue to serve as portfolio manager of the Portfolio until the Effective Date and will work with the rest of the portfolio management team to transition his responsibilities. If and when Mr. Swanson returns from his leave of absence, an announcement will be made on his role in the JPMIM fixed income team. On the Effective Date, all references to Douglas Swanson are hereby deleted and effective immediately, the following new portfolio managers’ information is added to “Portfolio Managers’ Other Account Managed” and “Portfolio Managers’ Ownership of Securities” sections of the SAI.

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers specified below as of August 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Barbara Miller	1	45,182	1	27,646	40	1,839,589
Henry Song	6	13,197,676	0	0	24	4,243,126

The following table shows information on the other accounts managed by the portfolio managers specified below that have advisory fees wholly or partly based on performance as of August 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Barbara Miller	0	0	0	0	0	0
Henry Song	0	0	0	0	0	0

SUP-CBP-1-PM-915-2

Portfolio Managers’ Ownership of Securities

The following table indicates for the Portfolio the dollar range of securities of the Portfolio beneficially owned by the portfolio managers specified below as of August 31, 2015

Dollar Range of Securities in the Portfolio(1)
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Core Bond Portfolio
Barbara Miller	X
Henry Song	X

(1)	None of the portfolio managers beneficially owned equity securities of the portfolio which are currently held exclusively through insurance company separate accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE